Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease expense
Three Months Ended September 30, 2022
Operating lease cost	$148,446
Short term lease cost	5,568
Total net lease cost	$154,015

Nine Months Ended September 30, 2022
Operating lease cost	$241,601
Short term lease cost	154,108
Total net lease cost	$395,709

Schedule of supplemental cash flow and other information related to leases
Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	54,564
Weighted average remaining lease term (in years):	3.40
Weighted average discount rate:	12.50%

Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$100,100
Weighted average remaining lease term (in years):	0.17
Weighted average discount rate:	0%

Schedule of future minimum payments required under the lease
For the Twelve Months Ended September 30,	Operating Leases
2023	$534,880
2024	541,905
2025	513,507
2026	528,589
2027	544,122
Thereafter	892,399
Total lease payments	3,555,402
Less: Amounts representing interest	(1,140,416)
Total lease obligations	2,414,986
Less: Current	(279,593)
$2,135,393

Schedule of components of lease expense
Year Ended December 31, 2021
Operating lease cost	$202,804
Short term lease cost	14,041
Total net lease cost	$216,845